Offerings	Apr. 14, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Units, each consisting of one ordinary share, $0.00001 par value, one right to receive one-fourth of one ordinary share, and one redeemable warrant entitling the holder thereof to purchase one ordinary share(2)
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 115,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,881.50
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.
(2)	Representing 11,500,000 units including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of one ordinary share, one right entitling the holder thereof to receive one-fourth (1/4th) of one ordinary share, and one redeemable warrant entitling the holder thereof to purchase one ordinary share,.
(3)	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares included as part of the units
Amount Registered | shares	11,500,000
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.
(2)	Representing 11,500,000 units including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of one ordinary share, one right entitling the holder thereof to receive one-fourth (1/4th) of one ordinary share, and one redeemable warrant entitling the holder thereof to purchase one ordinary share,.
(3)	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights included as part of the units
Amount Registered | shares	11,500,000
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.
(2)	Representing 11,500,000 units including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of one ordinary share, one right entitling the holder thereof to receive one-fourth (1/4th) of one ordinary share, and one redeemable warrant entitling the holder thereof to purchase one ordinary share,.
(3)	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Redeemable warrants included as part of the units
Amount Registered | shares	11,500,000
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.
(2)	Representing 11,500,000 units including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of one ordinary share, one right entitling the holder thereof to receive one-fourth (1/4th) of one ordinary share, and one redeemable warrant entitling the holder thereof to purchase one ordinary share,.
(3)	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary shares underlying the rights included as part of the units
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 28,750,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,970.38
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.
(2)	Representing 11,500,000 units including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of one ordinary share, one right entitling the holder thereof to receive one-fourth (1/4th) of one ordinary share, and one redeemable warrant entitling the holder thereof to purchase one ordinary share,.
(3)	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Representative Shares
Amount Registered | shares	115,000
Proposed Maximum Offering Price per Unit | $ / shares	10.00
Maximum Aggregate Offering Price	$ 1,150,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 158.82
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act.
(2)	Representing 11,500,000 units including 10,000,000 units to be issued in the offering and up to 1,500,000 units which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any, each consisting of one ordinary share, one right entitling the holder thereof to receive one-fourth (1/4th) of one ordinary share, and one redeemable warrant entitling the holder thereof to purchase one ordinary share,.
(3)	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.
(4)	No additional registration fee is payable pursuant to Rule 457(g) under the Securities Act.